Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001023132
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2011
Prospectus Date	rr_ProspectusDate	Apr 28, 2011

KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
Investment Objective
The Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge on Reinvested Dividends	none
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -	KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Management Fee	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.48%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND	151	468	808	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.12% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are  $3 billion or less at the time of purchase.Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in smaller companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Kalmar's "Growth-with-Value" investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying their stocks. Kalmar seeks to invest in dynamic, forward looking smaller companies capable of strong present and future growth by offering solutions to real problems or innovative products and services to growing markets of substance.

Kalmar's investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Fund's research/portfolio management team uses an independent, hands-on, in-house-research-driven approach to investment management decision-making. Kalmar believes that this conservative approach to small company investing can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of many other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders. Due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund's investment objective and strategies.

Principal Risks of Investing in the Fund
•

Common Stocks — The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

•

Small Cap Stocks — A preponderant portion of the Fund's investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

•

Market Risk — Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

•

Management Risk — As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result and the Fund may be unable to achieve its investment objective.

•

Opportunity Risk — As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Value Investing Risk — The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Performance Information

The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund's benchmark. The Russell 2000® Index and the Lipper Small Cap Growth indices provide comparisons to a broader universe of small cap companies (both growth and value) and other small cap growth equity funds.

Past performance (before and after taxes) is not necessarily an indication of future results.

Kalmar "Growth-with-Value" Small Cap Fund Calendar Year Total Returns

[1]	The NAV for the Fund was unchanged for the calendar year 2001.

Best Quarter	Worst Quarter
23.22%	(27.83)%
12/31/01	12/31/08

Average Annual Total Return as of 12/31/10
Average Annual Total Returns - KALMAR GROWTH-WITH-VALUE SMALL CAP FUND		1 Year	5 Years	10 Years
Return Before Taxes		34.57%	5.11%	6.20%
Return After Taxes on Distributions	[1]	34.24%	4.31%	5.63%
Return After Taxes on Distributions and Sale of Shares	[1]	22.93%	4.35%	5.39%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	3.78%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.86%	4.47%	6.33%
Lipper Small Cap Growth Index		26.08%	3.92%	2.58%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001023132
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2011
Prospectus Date	rr_ProspectusDate	Apr 28, 2011
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Annual Return 2001	rr_AnnualReturn2001	0.00%	[1]
Annual Return 2002	rr_AnnualReturn2002	(16.53%)
Annual Return 2003	rr_AnnualReturn2003	43.54%
Annual Return 2004	rr_AnnualReturn2004	12.81%
Annual Return 2005	rr_AnnualReturn2005	5.26%
Annual Return 2006	rr_AnnualReturn2006	6.17%
Annual Return 2007	rr_AnnualReturn2007	12.68%
Annual Return 2008	rr_AnnualReturn2008	(40.33%)
Annual Return 2009	rr_AnnualReturn2009	33.52%
Annual Return 2010	rr_AnnualReturn2010	34.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.83%)
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.12%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are  $3 billion or less at the time of purchase.Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in smaller companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Kalmar's "Growth-with-Value" investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying their stocks. Kalmar seeks to invest in dynamic, forward looking smaller companies capable of strong present and future growth by offering solutions to real problems or innovative products and services to growing markets of substance.

Kalmar's investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Fund's research/portfolio management team uses an independent, hands-on, in-house-research-driven approach to investment management decision-making. Kalmar believes that this conservative approach to small company investing can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of many other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders. Due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund's investment objective and strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization ("small cap") companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Common Stocks — The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

•

Small Cap Stocks — A preponderant portion of the Fund's investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

•

Market Risk — Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

•

Management Risk — As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result and the Fund may be unable to achieve its investment objective.

•

Opportunity Risk — As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Value Investing Risk — The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund's benchmark. The Russell 2000® Index and the Lipper Small Cap Growth indices provide comparisons to a broader universe of small cap companies (both growth and value) and other small cap growth equity funds.

Past performance (before and after taxes) is not necessarily an indication of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Kalmar "Growth-with-Value" Small Cap Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
23.22%	(27.83)%
12/31/01	12/31/08

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of 12/31/10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.57%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	6.20%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.24%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.63%	[2]
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.93%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.39%	[2]
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND | Lipper Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.08%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	2.58%

[1]	The NAV for the Fund was unchanged for the calendar year 2001.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 28, 2011